Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Eagle Ford System [Member]	Southeast Texas [Member]	East Texas System [Member]	Mont Belvieu Fractionators [Member]	Eagle Ford System and NGL Hedge [Member]	Eagle Ford System And Ngl Hedge And Goliad [Member]	Black Lake [Member]	Predecessor Equity [Member]	Predecessor Equity [Member] Eagle Ford System [Member]	Predecessor Equity [Member] Southeast Texas [Member]	Predecessor Equity [Member] Eagle Ford System And Ngl Hedge And Goliad [Member]	Common Unitholders [Member]	Common Unitholders [Member] Eagle Ford System [Member]	Common Unitholders [Member] Southeast Texas [Member]	Common Unitholders [Member] East Texas System [Member]	Common Unitholders [Member] Mont Belvieu Fractionators [Member]	Common Unitholders [Member] Eagle Ford System and NGL Hedge [Member]	Common Unitholders [Member] Eagle Ford System And Ngl Hedge And Goliad [Member]	Common Unitholders [Member] Black Lake [Member]	General Partner [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Eagle Ford System And Ngl Hedge And Goliad [Member]
Balance at Dec. 31, 2009	$ 1,077								$ 420				$ 416								$ (6)	$ (32)	$ 279
Net income	113	13	43						53				31								17		12
Other comprehensive income (loss)	4																					4
Net change in advances to predecessor from DCP Midstream, LLC	151								137														14
Purchase of additional interest in a subsidiary	(4)												1										(5)
Excess purchase price over acquired assets								(1)												(1)
Issuance of 5,870,200, 4,357,921 and 11,285,956, common units for December, 2010, 2011 and 2012 respectively	189												189
Distributions to common unitholders and general partner	(102)												(85)								(17)
Distributions to noncontrolling interests	(26)																						(26)
Contributions from DCP Midstream, LLC	1												1
Contributions from noncontrolling interests	14																						14
Balance at Dec. 31, 2010	1,416								610				552								(6)	(28)	288
Net income	193	53	34						63				75								25		30
Other comprehensive income (loss)	6								(2)													8
Net change in advances to predecessor from DCP Midstream, LLC	86								71														15
Excess purchase price over acquired assets	(36)												(35)									(1)
Acquisition	(114)		(114)								(114)
Issuance of 5,870,200, 4,357,921 and 11,285,956, common units for December, 2010, 2011 and 2012 respectively	170												170
Equity-based compensation	3												3
Distributions to DCP Midstream, LLC	(3)												(3)
Distributions to common unitholders and general partner	(132)												(108)								(24)
Distributions to noncontrolling interests	(45)																						(45)
Contributions from noncontrolling interests	18																						18
Balance at Dec. 31, 2011	1,562	464	359						628				654								(5)	(21)	306
Net income	211	41							33				124								41		13
Other comprehensive income (loss)	9								(1)													10
Net change in advances to predecessor from DCP Midstream, LLC	240								200														40
Acquisition	(312)	(232)								(232)
Acquisition of additional 66.67% interest in Southeast Texas and NGL Hedge	(208)								(248)				40
Acquisition of additional 49.9% interest in East Texas	(176)																						(176)
Issuance of units		88	48	33	60									88	48	33	60
Deficit purchase price under carrying value of acquired net assets for Southeast Texas and East Texas	32												36									(4)
Excess purchase price over carrying value of acquired net assets/investment					(175)	(156)	(42)					(23)					(175)	(156)	(9)					(10)
Issuance of 5,870,200, 4,357,921 and 11,285,956, common units for December, 2010, 2011 and 2012 respectively	455												455
Distributions to common unitholders and general partner	(181)												(145)								(36)
Distributions to noncontrolling interests	(9)																						(9)
Contributions from DCP Midstream, LLC	10												10
Contributions from noncontrolling interests	25																						25
Balance at Dec. 31, 2012	$ 1,594	$ 766							$ 357				$ 1,063									$ (15)	$ 189